Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Profit / (loss) before tax	€ 8,774	€ (20,565)	€ (31,345)
Income tax expense	€ 4,389	4,341	€ 2,335
Effective income tax rates	50.00%
Current income tax receivable	€ 2,032	1,255
Deferred tax assets	€ 1,295	2,023
Maximum percentage of permitted tax loss carry forwards can be utilized to off set	80.00%
Current income tax payable	€ 2,740	1,134
Tax on unremitted earnings of subsidiaries [member]
Income tax [line items]
Tax effect of unremitted earnings	1,051	€ 507
Tax on dividends distribution Of Subsidiaries [member]
Income tax [line items]
Tax effect of aforementioned retained earnings recognized	€ 576
IRAP (regional tax) [member]
Income tax [line items]
Applicable tax rate	4.82%	4.82%	4.82%
Increase in applicable tax rate	0.92%	0.92%	0.92%
Current tax rate	3.90%	3.90%	3.90%
IRES (state tax) [member]
Income tax [line items]
Applicable tax rate	24.00%	24.00%	24.00%
Income tax expense	€ (4,389)	€ (4,341)	€ (2,335)
Tax effect of unremitted earnings	(515)	(1,024)	€ (430)
Uncertain tax treatment [Member]
Income tax [line items]
Current income tax payable	300	€ 0
Uncertain tax treatment [Member] | Bottom of range [member]
Income tax [line items]
Current income tax payable	200
Uncertain tax treatment [Member] | Top of range [member]
Income tax [line items]
Current income tax payable	€ 400